Income Taxes - Schedule of Deferred Tax Assets And Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 891,000
Deferred Tax Asset, Interest Carryforward	161,000
Interest carryforwards	86,000
Accrued expenses	20,000
Other assets	20,000
Total deferred tax assets	1,178,000
Valuation allowance
Net deferred tax assets	1,178,000
Deferred tax liabilities:
Depreciation and amortization	204,000
Prepaid expenses	137,000
Deferred revenue	43,000	$ 19,000
Total deferred tax liabilities	384,000	19,000
Net deferred tax assets (liabilities)	794,000	$ 19,000
GigCapital4, Inc
Start-up costs	9,541
Valuation allowance	(9,541)
Deferred tax assets:
Valuation allowance	$ 9,541